PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2018	2017
Land and land improvements	$57,701	$41,711
Buildings	161,817	104,576
Furniture and fixtures	66,567	55,165
Leasehold improvements	29,086	19,377
Construction in progress	5,731	1,721
	320,902	222,550

Less: Accumulated depreciation and amortization	105,250	97,514
Total	$215,652	$125,036

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)
2019	$9,568
2020	9,179
2021	8,284
2022	5,016
2023	4,269
Thereafter	15,496
Total	$51,812